Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Schedule of estimated useful lives of the assets

•	Office building	20 - 40 years
•	Vehicles	4 years
•	Computer equipment	3 - 5 years
•	Furniture and office equipment	3 - 5 years
•	Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of identifiable intangible assets

•	Software	3 - 10 years
•	Trademarks and domain names	3 - 5 years
•	Customer relationships	3 - 5 years
•	Non‑competition agreements	3 - 5 years
•	Advertising resources	5 years
•	Licences	6 - 10 years

Schedule of contract liabilities of the Group

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Contract liabilities:
Existing home transaction services	136,498	238,588
New home transaction services	334,429	299,726
Emerging and other services	122,446	195,843
Total	593,373	734,157